Disaggregated Revenues - Schedule of Company’s Breakdown of Export Revenue Destination (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 23,149,231	$ 39,358,494
Breakdown of export revenue destination percentage	100.00%	100.00%
United States [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 16,447,419	$ 27,748,425
Breakdown of export revenue destination percentage	71.05%	70.50%
Canada [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 935,807	$ 1,502,484
Breakdown of export revenue destination percentage	4.04%	3.82%
France [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 60,860	$ 318,118
Breakdown of export revenue destination percentage	0.26%	0.81%
United Kingdom [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 1,558,376	$ 2,963,564
Breakdown of export revenue destination percentage	6.73%	7.53%
The Netherlands [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 1,618,362	$ 2,786,257
Breakdown of export revenue destination percentage	7.00%	7.08%
Singapore [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination		$ 28,414
Breakdown of export revenue destination percentage		0.08%
Others (Note) [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 2,528,407	$ 4,011,232
Breakdown of export revenue destination percentage	10.92%	10.18%